Revenue - Summary of Disclosure of Opening And Closing Balances of The Company's Receivables Contract Asset, Current Contract Asset, Noncurrent Deferred Revenue, Current And Deferred Revenue, Noncurrent (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Pening And Closing Balances Of The Companys Receivables Contract Asset, Current Contract Asset Noncurrent Deferred Revenue Current And Deferred Revenue,Noncurrent [Line Items]
Receivables, Beginning Balance	$ 33.5	$ 65.2
Receivables, Net (decrease) increase	(15.2)	(31.7)
Receivables, Closing Balance	18.3	33.5
Contract asset, current, Beginning Balance	23.8	32.5
Contract asset, current, Net (decrease) increase	(6.6)	(8.7)
Contract asset, current, Closing Balance	17.2	23.8
Contract asset, non- curren, Beginning Balancet	16.8	23.8
Contract asset, non- current, Net (decrease) increase	(4.7)	(7.0)
Contract asset, non- current, Closing Balance	12.1	16.8
Deferred revenue, current, Beginning Balance	15.6	14.6
Deferred revenue, current, Net (decrease) increase	(1.1)	1.0
Deferred revenue, current, Closing Balance	14.5	15.6
Deferred revenue, non-current, Beginning Balance	18.1	9.6
Deferred revenue, non-current, Net (decrease) increase	(3.4)	8.5
Deferred revenue, non-current, Closing Balance	$ 14.7	$ 18.1